Concentration	12 Months Ended
Jun. 30, 2025
Concentration [Abstract]
Concentration
17.	Concentration

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total accounts receivable for the years presented:

	As of June 30,	As of June 30,
	2025	2024
Customer A	25.2%	35.3%
Customer B	23.1%	*
Customer C	18.7%	27.5%
Customer D	12.6%	*
Customer E	10.4%	*
Total	90.0%	62.8%
*	The percentage is below 10%.

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total revenue for the years presented.

	For the fiscal years ended June 30,
	2025	2024	2023
Customer C	27.5%	26.9%	28.4%
Customer A	25.8%	37.5%	46.3%
Customer B	16.2%	*	*
Total	69.5%	64.4%	74.7%
*	The percentage is below 10%.

The following table sets forth any supplier who represents 10% or more of the Group’s total accounts payable for the years presented:

	As of June 30,
	2025	2024
Supplier A	99.4%	100.0%
Total	99.4%	100.0%

The following table sets forth a summary of suppliers who each represents 10% or more of the Group’s total purchase for the years presented:

	For the fiscal years ended June 30,
	2025	2024	2023
Supplier A	99.9%	100.0%	100.0%
Total	99.9%	100.0%	100.0%